Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 1,057	$ 13
Total	1,503	233
Fair value of borrowings	64,818	49,958
Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	515	89
Derivative Liability	(4)	(93)
Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	505	771
Derivative Liability	(549)	(544)
Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1	1
Derivative Liability	(22)	(4)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	13
Total	0	13
Fair value of borrowings	0	0
Level 1 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 1 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 1 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,057	0
Total	1,503	220
Fair value of borrowings	63,370	48,709
Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	515	89
Derivative Liability	(4)	(93)
Level 2 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	505	771
Derivative Liability	(549)	(544)
Level 2 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1	1
Derivative Liability	(22)	(4)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Total	0	0
Fair value of borrowings	1,448	1,249
Level 3 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 3 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 3 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	$ 0	$ 0